Stable Coins	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Stable Coins	Stable Coins
Stable coins balances as of December 31, 2024 and 2025 included the following:

	December 31, 2024		December 31, 2025
	Units	HK$	Units	HK$	US$
Stable coins (USDC)	-	-	32,649,748	254,646,365	32,717,018
		-		254,646,365	32,717,018
The following table presents a summary of changes in our stable coins at for the year ended December 31, 2025:

Total
HK$
Balance at December 31, 2024	-
Receipt from PIPE	1,079,765,700
Purchases of stable coins	106,197,000
Disposals of stable coins	(936,028,525)
Change in fair value of stable coins	(21,671)
Option premium income	4,407,000
Investment income from stable coins	326,689
Others	172
Balance at December 31, 2025	254,646,365
Balance at December 31, 2025 (US$)	32,717,018
Investment income from stable coins included interest income, HK$156,542, and commission income, HK$170,147. Digital Assets
Digital assets balances as of December 31, 2024 and 2025 included the following:

		December 31, 2024			December 31, 2025
	Units	Cost Basis	Fair Value	Units	Cost Basis	Cost Basis	Fair Value	Fair Value
		HK$	HK$		HK$	US$	HK$	US$
Bitcoin	-	-	-	340	244,183,314	31,372,723	232,751,003	29,903,897
Bitcoin Cash	-	-	-	391,702	1,703,106,631	218,815,494	1,821,134,280	233,979,710
Binance Coin	-	-	-	569	3,921,556	503,842	3,833,787	492,566
Tether	-	-	-	173,209,209	1,351,031,831	173,580,850	1,351,010,850	173,578,154
Digital asset holdings that are not individually significant	-	-	-	550	31,577	4,057	31,286	4,020
		-	-		3,302,274,909	424,276,966	3,408,761,206	437,958,347

The Company started engaging in digital assets investment in November 2025 and did not hold any investments in digital assets prior to November 2025.
The Company determines the fair value of its digital assets in accordance with ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices on the Coinbase, Binance, Kraken and Galaxy, the active exchanges that the Company has determined are its principal markets for its digital assets (Level 1 inputs). Changes in fair value are recognized as incurred in "Change in fair value of digital assets”, within investment gain or loss in the Company’s Consolidated Statement of Operation and Comprehensive Income (Loss).
The following table presents a summary of changes in our digital assets at fair value:

	Bitcoin	Bitcoin Cash	Binance Coin	Tether	Digital asset holdings that are not individually significant	Total
	HK$	HK$	HK$	HK$	HK$	HK$
Digital assets, Balance at December 31, 2024	-	-	-	-	-	-
Receipt from PIPE	-	-	-	2,339,715,300	257,400,000	2,597,115,300
Purchases of digital assets	-	-	-	81,636,840	858,000,078	939,636,918
Exchange of digital assets	244,179,005	1,833,078,556	4,330,377	(966,202,833)	(1,115,385,105)	-
Disposals of digital assets	-	(129,165,334)	-	(106,197,000)	-	(235,362,334)
Gain on disposals of digital assets	-	-	-	873,409	-	873,409
Change in fair value of digital assets	(11,432,311)	118,027,648	(87,768)	(20,981)	(291)	106,486,297
Investment income from digital assets	4,309	125,680	24	1,208,631	15,536	1,354,180
Digital asset transaction fees and others	-	(932,270)	(408,846)	(2,516)	1,068	(1,342,564)
Digital assets, Balance at December 31, 2025	232,751,003	1,821,134,280	3,833,787	1,351,010,850	31,286	3,408,761,206
Balance at December 31, 2025 (US$)	29,903,897	233,979,710	492,566	173,578,154	4,020	437,958,347
Investment income from digital assets included interest income from digital assets and commission income provided by the cryptocurrency custodians.
Digital Assets – Restricted
Digital assets balance as of December 31, 2024 and 2025 included the following:

		December 31, 2024			December 31, 2025
	Units	Cost Basis	Fair Value	Units	Cost Basis	Cost Basis	Fair Value	Fair Value
		HK$	HK$		HK$	US$	HK$	US$
Bitcoin Cash	-	-	-	30,000	125,556,941	16,131,582	140,283,000	18,023,589
		-	-		125,556,941	16,131,582	140,283,000	18,023,589

As of December 31, 2025, the Company reserved digital assets (bitcoin cash) in an amount of HK$140,283,000 (US$18,023,589) as a deposit for derivative contracts with a cryptocurrency counterparty. Change in fair value of the restricted digital assets is included in the change in fair value of the digital assets on the Consolidated Statements of Operation and Comprehensive Income (Loss). The restriction on the sale of the reserved digital assets will be released upon the expiration or execution of the derivative contracts.
The following table presents a summary of changes in our digital assets - restricted at fair value:

	Bitcoin Cash	Total
	HK$	HK$
Digital assets - restricted, Balance at December 31, 2024	-	-
Purchases of digital assets – restricted	125,556,941	125,556,941
Change in fair value of digital assets – restricted	14,726,059	14,726,059
Digital assets - restricted, Balance at December 31, 2025	140,283,000	140,283,000
Digital assets - restricted, Balance at December 31, 2025 (US$)	18,023,589	18,023,589